SCHEDULE OF LOSS FOR DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Revenue		$ 2,156
Cost of revenue
Gross profit		2,156
Operating expenses	7,945
Operating and non-operating expenses		260,125
Loss from discontinued operations	(7,945)	(257,969)
Operating and non-operating expenses		$ (260,125)